Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund (the “Fund”)

Class N Shares and Class I Shares

Supplement dated March 4, 2015 to the Prospectus dated February 28, 2015 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Keep it for future reference.

The following replaces the Average Annual Total Return information on page 70 of the Prospectus in its entirety:

The following table indicates how the Fund’s average annual return for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/Anchor Capital Enhanced Equity Fund
	1 Year	5 Years	Since Inception
Class N Shares (Inception 1/15/08):
Return Before Taxes	5.82%	6.96%	4.88%
Return After Taxes on Distributions	5.09%	5.26%	3.15%
Return After Taxes on Distributions and Sale of Fund Shares	3.31%	4.86%	3.13%
Class I Shares (Inception 3/03/10):
Return Before Taxes	6.08%	N/A	7.26%
Standard & Poor’s (S&P) 500 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares, since inception, computed from February 28, 2010, is 16.16%.)	13.66%	15.44%	7.27%
Lipper Alternative Long/Short Equity Funds Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I Shares, since inception, computed from February 28, 2010, is 5.40%.)	2.10%	4.92%	0.37%

As of June 30, 2012, the Fund changed its name from ASTON/M.D. Sass Enhanced Equity Fund to ASTON/Anchor Capital Enhanced Equity Fund and Anchor Capital Advisors LLC (“Anchor Capital”) became the subadviser. Performance prior to that date reflects the performance of previous subadvisers. However, Mr. Altman has served as a Portfolio Manager since the Fund’s inception in January 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.